UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Spectrum Fund	September 30, 2016

T. Rowe Price Spectrum Income Fund

Unaudited

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2016. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/16	Value 12/31/15
T. Rowe Price Corporate Income Fund	$ 17,720	$ 44,107	$ 8,852	$ 384,011	$ 385,496
T. Rowe Price Emerging Markets Bond Fund	76,193	64,113	24,762	553,962	477,827
T. Rowe Price Emerging Markets Local Currency Bond Fund	101,899	7,762	7,501	257,450	142,493
T. Rowe Price Equity Income Fund	79,980	93,573	11,615	791,316	736,408
T. Rowe Price Floating Rate Fund	58,795	—	8,795	312,797	246,180
T. Rowe Price GNMA Fund	68,371	33,059	12,339	606,842	566,058
T. Rowe Price High Yield Fund	207,973	108,410	45,149	1,095,593	912,921
T. Rowe Price Inflation Protected Bond	752	1,214	14	32,692	31,054
T. Rowe Price International Bond Fund	21,869	167,696	7,347	547,753	625,212
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6,953	4,675	—	125,164	119,426
T. Rowe Price New Income Fund	129,719	157,975	22,774	1,253,430	1,235,237
T. Rowe Price Short-Term Bond Fund	29,842	43,059	3,330	301,348	312,021
T. Rowe Price Summit Cash Reserves Fund	—	84	—	—	84
T. Rowe Price U.S. Treasury Intermediate Fund	1,073	1,126	336	30,321	29,333
T. Rowe Price U.S. Treasury Long-Term Fund	8,546	13,466	2,093	128,079	118,661
T. Rowe Price U.S. Treasury Money Fund	31,000	31,000	—	—	—
Totals			$ 154,907	$ 6,420,758	$ 5,938,411

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Growth Fund

Unaudited

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2016. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/16	Value 12/31/15
T. Rowe Price Blue Chip Growth Fund	$ 36,555	$ 25,001	$ —	$ 488,478	$ 493,377
T. Rowe Price Emerging Markets Stock Fund	3,011	38,817	—	115,600	129,201
T. Rowe Price Equity Income Fund	12,188	70,769	6,745	454,058	477,369
T. Rowe Price Growth Stock Fund	38,544	39,718	—	487,948	486,902
T. Rowe Price International Discovery Fund	141	21,072	—	156,391	169,224
T. Rowe Price International Growth & Income Fund	12,511	54,004	—	424,080	446,476
T. Rowe Price International Stock Fund	15,037	34,221	—	414,571	406,365
T. Rowe Price Mid-Cap Growth Fund	3,008	7,197	—	93,321	92,418
T. Rowe Price Mid-Cap Value Fund	2,010	10,500	—	107,759	100,162
T. Rowe Price New Horizons Fund	25,806	5,626	—	88,603	61,322
T. Rowe Price Real Assets Fund	4,012	56,241	—	113,679	133,912
T. Rowe Price Small-Cap Value Fund	37,259	6,880	—	128,151	84,993
T. Rowe Price Summit Cash Reserves Fund	—	5	—	—	5
T. Rowe Price Value Fund	5,692	56,796	—	452,774	477,926
Totals			$ 6,745	$ 3,525,413	$ 3,559,652

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited

NOTES TO PORTFOLIOS OF INVESTMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income incepted on June 29, 1990, and Spectrum International incepted on December 31, 1996.

Each Spectrum Fund diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price funds) representing specific market segments. Each Spectrum Fund is nondiversified for purposes of the 1940 Act, due to its limited number of investments; however, its investments in underlying Price funds are selected to provide exposure to a diversified portfolio of securities. Spectrum Growth seeks long-term capital appreciation and growth of income with current income as a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolios of Investments may differ from the values ultimately realized upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the funds’ treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2016, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

NOTE 4 – RELATED PARTY TRANSACTIONS

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At September 30, 2016, Spectrum Growth Fund held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 45% of the outstanding shares of the Corporate Income Fund, 86% of the Emerging Markets Local Currency Bond Fund, 45% of the Floating Rate Fund, 38% of the GNMA Fund, 28% of the U.S. Treasury Long-Term Fund, and less than 25% of any other underlying Price fund; and Spectrum International Fund held approximately 28% of the outstanding shares of the Japan Fund and less than 25% of any other underlying Price fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016